SCHEDULE OF INFORMATION ABOUT TRADE RECEIVABLES (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivables
Less: provision for bad debt allowance
Trade receivables, net